Loans Receivable and Allowance for Loan Losses (Summary of Loans Receivable) (Details) (USD $)						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Reclassified, no longer deemed related party transaction [Member]	Dec. 31, 2013 Directors and Executive Officers [Member]	Dec. 31, 2012 Directors and Executive Officers [Member]	Dec. 31, 2013 Commercial and industrial [Member]	Dec. 31, 2012 Commercial and industrial [Member]	Dec. 31, 2011 Commercial and industrial [Member]	Dec. 31, 2010 Commercial and industrial [Member]	Dec. 31, 2013 Commercial tax-exempt [Member]	Dec. 31, 2012 Commercial tax-exempt [Member]	Dec. 31, 2011 Commercial tax-exempt [Member]	Dec. 31, 2010 Commercial tax-exempt [Member]	Dec. 31, 2013 Owner occupied real estate [Member]	Dec. 31, 2012 Owner occupied real estate [Member]	Dec. 31, 2011 Owner occupied real estate [Member]	Dec. 31, 2010 Owner occupied real estate [Member]	Dec. 31, 2013 Commercial construction and land development [Member]	Dec. 31, 2012 Commercial construction and land development [Member]	Dec. 31, 2011 Commercial construction and land development [Member]	Dec. 31, 2010 Commercial construction and land development [Member]	Dec. 31, 2013 Commercial real estate [Member]	Dec. 31, 2012 Commercial real estate [Member]	Dec. 31, 2011 Commercial real estate [Member]	Dec. 31, 2010 Commercial real estate [Member]	Dec. 31, 2013 Residential [Member]	Dec. 31, 2012 Residential [Member]	Dec. 31, 2011 Residential [Member]	Dec. 31, 2010 Residential [Member]	Dec. 31, 2013 Consumer [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2011 Consumer [Member]	Dec. 31, 2010 Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Qualifying loans pledged as FHLB collateral	$ 510,900,000
Bank Loans Receivable, Net:
Total loans receivable	1,750,872,000	1,528,797,000			(5,556,000)			447,144,000	376,988,000			81,734,000	92,202,000			302,417,000	268,372,000			133,176,000	100,399,000			473,188,000	394,404,000			97,766,000	83,899,000			215,447,000	212,533,000
Less: allowance for loan losses	(23,110,000)	(25,282,000)	(21,620,000)	(21,618,000)				(8,178,000)	(9,959,000)	(8,400,000)	(9,679,000)	(72,000)	(83,000)	(79,000)	(86,000)	(2,180,000)	(2,129,000)	(729,000)	(910,000)	(5,559,000)	(7,222,000)	(7,840,000)	(5,420,000)	(4,161,000)	(3,983,000)	(3,241,000)	(4,002,000)	(960,000)	(324,000)	(435,000)	(442,000)	(1,303,000)	(793,000)	(831,000)	(702,000)
Net loans receivable	1,727,762,000	1,503,515,000
Loans receivable, related parties						6,900,000	14,200,000
Loans receivable, advances to related parties						3,500,000
Loans receivable, proceeds from related parties						$ 5,200,000